Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Net operating loss carryforwards	$ 16,770	$ 9,725
Stock-based compensation	3,419	3,124
Other	107	31
Less: Valuation allowance	0	0
Net deferred tax assets	22,933	12,880
Oil and natural gas properties, principally due to differences in basis and depreciation and the deduction of intangible drilling costs for tax purposes	(64,365)	(51,778)
Net deferred tax liabilities	$ (41,432)	$ (38,898)